LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LOSS PER SHARE
Weighted average number of common shares	14,160,115	815,239	674,653
Loss for the year	$ (108,042,868)	$ (22,908,721)	$ (86,494,893)
Basic and diluted loss per share	$ (7.63)	$ (28.10)	$ (128.21)
Dilutive effect on ordinary shares	0	0